Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	May 31, 2017	Dec. 05, 2016	Oct. 19, 2012	Mar. 27, 2012	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 13, 2015	Jan. 21, 2014	Aug. 07, 2013
Dividends, Preferred Stock, Cash					$ 10,532	$ 10,531
Common Stock, Shares, Outstanding	105,840,848				105,990,448		105,990,448
Fourth Quarter 2015 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Dividends, Common Stock, Cash						$ 21,866
First Quarter 2016 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Dividends, Common Stock, Cash						$ 21,908
Fourth Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash					$ 3,619
Common Stock Dividends, Shares					1,014,550
First Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash					$ 3,610
Common Stock Dividends, Shares					751,817
Common Stock [Member]
Shares, Outstanding					105,990,448	75,697,600	105,990,448	90,424,881	75,398,400
Dividends, Preferred Stock, Cash
Stock Issued During Period, Shares, New Issues					15,565,567	299,200
Common Stock Issued for the Services Agreement [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 0		$ 0
Stock Issued During Period, Shares, New Issues					299,200			598,400
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Common Stock, Dividends, Per Share, Cash Paid					$ 0.10
Stock Issued During Period, Shares, New Issues					1,766,367		4,194,448	2,428,081
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share					$ 6.2117		$ 6.2117	$ 8.043837
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share												$ 25
Series B Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series B Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share											$ 25
Series C Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series C Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share										$ 25
Series D Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Series D Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues	13,500,000	12,000,000	7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share	7.10
Sale of Stock, Price Per Share	$ 7.10	$ 6	$ 14	$ 14.10
Proceeds from Issuance of Common Stock	$ 91,675	$ 69,037